Condensed Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Jun. 30, 2013
Statement of Stockholders' Equity [Abstract]
Deferred offering costs	$ 8,541